RECENTLY IMPLEMENTED ACCOUNTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following tables summarize the effects of adopting the accounting standard on our Statement of Operations and Comprehensive Earnings (Loss):

Year ended December 31, 2017	As previously reported	Effect of adoption of ASC 606	As adjusted

Revenue	$692,077	$(1,350)	$690,727
Cost of sales	457,130	(642)	456,488
Sales and marketing	75,594	(459)	75,135
Research and development	83,361	(708)	82,653
Income tax expense	3,123	76	3,199
Basic net earnings per share (in dollars)	$0.13	$0.01	$0.14
Diluted earnings per share - (in dollars)	0.13	0.01	0.14

Year ended December 31, 2016	As previously reported	Effect of adoption of ASC 606	As adjusted

Revenue	$615,607	$(592)	$615,015
Cost of sales	397,864	(140)	397,724
Sales and marketing	64,242	(372)	63,870
Research and development	73,077	(402)	72,675
Income tax expense	4,310	61	4,371
Basic net earnings per share (in dollars)	$0.48	$0.01	$0.49
Diluted earnings per share - (in dollars)	0.48	0.01	0.48

The following table summarizes the effects of adopting the accounting standard on our Balance Sheet:

As of December 31, 2017	As previously reported	Effect of adoption of ASC 606	As adjusted

Assets
Accounts receivable	$168,503	$4,551	$173,054
Inventories	53,026	117	53,143
Prepaids and other	8,006	215	8,221
Other assets	12,058	655	12,713

Liabilities
Accounts payable and accrued liabilities	172,395	2,972	175,367
Deferred revenue	5,455	1,820	7,275
Deferred income tax liability	7,702	143	7,845

Equity
Retained earnings	16,899	603	17,502